Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments by Category [Abstract]
Schedule of Financial Assets and Receivables and Financial Liabilities at Amortized Cost

At the reporting date, the aggregate carrying amounts of financial assets and receivables and financial liabilities at amortized cost were as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Financial assets measured at amortized cost
Trade and other receivables	12,132,761	9,106,174	1,172,312
Cash and bank balances	3,660,213	42,222,014	5,435,588
	15,792,974	51,328,188	6,607,900

Financial liabilities measured at amortized cost
Trade and other payables	27,376,032	12,990,458	1,672,368
Bank borrowings	4,767,829	3,845,863	495,110
Lease liabilities	4,483,821	2,390,304	307,723
Convertible promissory notes	—	13,860,647	1,784,395
	36,627,682	33,087,272	4,259,596